Note 6 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2024	2023
Land and land improvements	$17,071	$17,052
Buildings and improvements	54,673	54,171
Machinery and equipment	9,866	9,490
Office furniture and fixtures	10,568	10,346
Vehicles	1,065	976
Construction in progress	1,136	10
	94,379	92,045
Less accumulated depreciation and amortization	(38,797)	(35,415)
Property and equipment, net	$55,582	$56,630